Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2014
Registrant Name	dei_EntityRegistrantName	PRINCIPAL FUNDS INC
Central Index Key	dei_EntityCentralIndexKey	0000898745
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Oct. 31, 2014
Document Effective Date	dei_DocumentEffectiveDate	Oct. 31, 2014
Prospectus Date	rr_ProspectusDate	Dec. 30, 2013
PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000898745_SupplementTextBlock
Supplement dated October 31, 2014
to the Classes Institutional, R-1, R-2, R-3, R-4, R-5, and S Shares Prospectus
for Principal Funds, Inc.
dated December 30, 2013
(as supplemented on January 2, 2014, February 7, 2014, March 7, 2014, March 14, 2014,
April 28, 2014, June 16, 2014, August 18, 2014, and October 8, 2014)

This supplement updates information currently in the Prospectus. Retain this supplement with the Prospectus.

On or about December 1, 2014, revise the Prospectus as described below.

FUND SUMMARIES

PFI Prospectus - Institutional, R-1, R-2, R-3, R-4, R-5 and S Class Shares | Preferred Securities Fund [Member]
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	PREFERRED SECURITIES FUND
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Add the following after the second paragraph in the Principal Investment Strategies:
The Fund uses derivative instruments. A derivative is a financial arrangement, the value of which is derived from, or based on, a traditional security, asset, or market index. Specifically, the Fund employs active volatility mitigation strategies that buy long and short vertical put option spreads and vertical call option spreads on U.S. Treasury bond futures. Vertical spreads are the simultaneous purchase and sale of two options of the same type with the same expiration date but two different strike prices. The strike price is the fixed price at which the owner of the option can buy (in the case of a call), or sell (in the case of a put), the underlying security. This strategy seeks to produce gains regardless of the directional movement of U.S. Treasuries, credit spreads and interest rates while mitigating volatility.

Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Add the following to the alphabetical list of Principal Risks:
Basis Risk. A hedge using derivatives and/or securities could expose the fund to basis risk. Basis risk can arise when a change in the value of a hedge does not match a change in the value of the asset it hedges. In other words, the change in value of the hedge could move in a direction that does not match the change in value of the underlying asset resulting in a risk of loss to the fund.

Derivatives Risk. Transactions in derivatives (such as options, futures, currency contracts, and swaps) may increase volatility, cause the liquidation of portfolio positions when not advantageous to do so and produce disproportionate losses.

Volatility Mitigation Risk.  Volatility mitigation strategies may increase fund transaction costs, which could increase losses or reduce gains.  These strategies may not protect the fund from market declines and may reduce the fund’s participation in market gains.